Loss Per Share - Summary of Anti-Dilutive Shares Excluded from Calculation of Diluted Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Series A1 Convertible Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share		8,466,665	8,466,665
Series A2 Convertible Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share		8,442,221	8,442,221
Series B1 Convertible Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share		5,562,335
Series B2 Convertible Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share		3,973,096
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share	6,548,377	7,228,141	4,309,232
Non-Vested Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share	693,333	2,309,490	2,948,148
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share		461,808	461,808